EMPLOYEE BENEFIT PLANS (Pre-tax Amounts in AOCI to be Recognized Over Next Fiscal Year) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs (credits)	$ (53)
Amortization of net actuarial loss (gain)	(775)
Total	(828)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs (credits)	(436)
Amortization of net actuarial loss (gain)	0
Total	$ (436)